Other investments	12 Months Ended
Mar. 31, 2026
Other investments.
Other investments

13. Other investments
The Group holds a number of other listed and unlisted investments, mainly comprising managed funds, deposits and government bonds.
Accounting policies
Other investments comprising debt and equity instruments are recognised and derecognised on settlement date and are initially measured at fair value, including transaction costs.
Debt securities that are held for collection of contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortised cost using the effective interest method, less any impairment. Debt securities that do not meet the criteria for amortised cost are measured at fair value through profit and loss.
Equity securities are classified and measured at fair value through other comprehensive income where the possibility of sale in the near term is considered low at the time of acquisition; other equity securities are recorded at fair value through the income statement. For equity securities valued at fair value through other comprehensive income, there is no subsequent reclassification of fair value gains and losses to profit or loss following derecognition of the investment.

	2026 €m	2025 € m

Included within non-current assets

Equity securities 1	1,084	1,279

Bonds and debt securities 2,5	1,003	1,874

	2,087	3,153

Included within current assets

Short-term investments:

Bonds and debt securities 3	217	2,139

Managed investment funds 1	3,214	3,141

	3,431	5,280

Collateral assets 4	1,169	1,010

Other investments 5	2,170	1,134

	6,770	7,424
Notes:

1.
Items measured at a fair value include,
€
1,044 million (2025:
€
306 million) of equity securities with a valuation basis of level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets for identical instruments.
€
nil (2025:
€
937 million) of equity securities have a valuation basis level 3 classification, due to some of the inputs to the valuation model being unobservable inputs. The remaining items are measured at fair value and the basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the instruments, either directly or indirectly.

2.
Includes
€
915 million (2025:
€
913 million) of
non-current
investments in sovereign securities measured at amortised cost and a fair value of
€
899 million (2025:
€
909 million) with a valuation basis of level 1 classification. The fair value of the remaining balance approximates the carrying value measured at amortised cost.

3.	Includes items measured at fair value and the valuation basis is level 1 classification.

4.	Items are measured at amortised cost and the carrying amount approximates fair value.

5.
Includes
€
862 million (2025:
€
864 million) of items measured at amortised cost with a fair value of
€
769 million (2025:
€
788 million) based on a level 2 classification, together with investments measured at a fair value of
€
317 million (2025:
€
365 million) with a valuation basis of level 1 classification and
€
13 million (2025: nil) with a valuation basis of level 3. The remaining items are measured at amortised cost and the carrying amount approximates fair value.

Equity securities include an investment in AST SpaceMobile, Inc (‘AST’) of
€
1,044 million (2025:
€
306 million) which is measured at fair value through other comprehensive income. In the prior year, equity securities with a level 3 classification basis included an investment in Zegona shares (2025:
€
937 million). Valuation approach and sensitivity to key valuation inputs have been disclosed in note 22 ‘Capital and financial risk management’. Investments in Zegona shares were measured at fair value through profit and loss.
Non-current
bond securities have maturity dates in 2027 and 2028 and include
€
610 million (2025:
€
609 million) of German;
€
203 million (2025:
€
204 million) of Dutch and
€
102 million (2025:
€
100 million) of European Union government securities. In the prior year, non-current
debt securities included a loan receivable from VodafoneZiggo Holding B.V. (‘VodafoneZiggo’) (2025:
€
864 million). Following the announcement to dispose of VodafoneZiggo (Note 7), the loan receivable of
€
862 million was reclassified to Other investments included within current assets, at 31 March 2026.
The Group invests surplus cash positions across a portfolio of short-term investments to manage liquidity and credit risk whilst achieving suitable returns. Collateral arrangements on derivative financial instruments result in cash being paid/(held), repayable when the derivatives are settled. These assets do not meet the definition of cash and cash equivalents but are included in the Group’s net debt based on their liquidity.
Short-term bonds and debt securities includes
€
217 million (2025:
€
573 million)
of
Japanese;
€
nil (2025:
€
624 million) of French;
€
nil (2025:
€
498 million) German and
€
nil (2025:
€
444 million) Belgian government securities.
Managed investment funds of
€
3,214 million (2025:
€
3,141 million) are in funds with liquidity of up to
90
days.
Collateral assets of
€
1,169 million (2025:
€
1,010 million) represents collateral paid on derivative financial instruments.
Other investments are excluded from net debt based on their liquidity and primarily consist of restricted debt securities including amounts held in qualifying assets by Group insurance companies to meet regulatory requirements.